Cash (Details) - Schedule of Cash In the Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash In the Consolidated Statements of Financial Position [Abstract]
Cash at banks	$ 467,235	$ 161,022
Cash in the consolidated statements of financial position	$ 467,235	$ 161,022